                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Selz Capital LLC
Address:   600 Fifth Avenue (25th Floor)
           New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Selz
Title:     Managing Member
Phone:     (212) 218-8270

Signature, Place, and Date of Signing:

       /s/ Bernard Selz      New York, NY           7-28-2009
     -------------------  -------------------  -------------------
         [Signature]         [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-____________________     None
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Include Managers:             - 0 -

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total:      216,654
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number       Name

        ___       28-____________________    NONE

        [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                 Column 2         Column 3  Column 4           Column 5           Column 6           Column 8
----------------- ----------------------  --------- --------- -------------------------- ---------- ---------------------------
                                                                                                         Voting Authority
                                                        Value                            Investment ---------------------------
Name of Issuer        Title of Class       Cusip     (x$1000) Shares/Prn Amount/Put-Call Discretion   Sole    Shared    None
----------------- ----------------------  --------- --------- -------------------------- ---------- --------- ------ ----------
ASSURED
  GUARANTY LTD    COM                     G0585R106     2,476         200,000  SH           SOLE       56,000   --      144,000
AXIS CAPITAL
  HOLDINGS        SHS                     G0692U109     1,309          50,000  SH           SOLE       14,000   --       36,000
EVEREST RE
  GROUP LTD       COM                     G3223R108     3,521          49,200  SH           SOLE       21,200   --       28,000
MILLICOM INTL
  CELLULAR S A    SHS NEW                 L6388F110     3,443          61,200  SH           SOLE        4,000   --       57,200
ALLIANCE
  HOLDINGS GP LP  COM UNITS LP            01861G100       614          32,000  SH           SOLE           --   --       32,000
ALLIANCE RES
  PARTNER L P     UT LTD PART             01877R108     9,750         300,000  SH           SOLE       98,000   --      202,000
AMERICAN TOWER
  CORP            NOTE 5.00% 2/15/2010    029912AF9     4,005       4,000,000  PRN          SOLE      900,000   --    3,100,000
AMERICREDIT
  CORP            NOTE 0.75% 9/15/2011    03060RAP6     9,896      13,000,000  PRN          SOLE    3,770,000   --    9,230,000
ANNALY CAP
  MGMT INC        COM                     035710409       454          30,000  SH           SOLE        9,000   --       21,000
APOLLO INVT
  CORP            COM                     03761U106     3,594         600,000  SH           SOLE      176,000   --      424,000
ATLAS ENERGY
  RESOURCES LLC   COM                     049303100     9,357         458,000  SH           SOLE      128,000   --      330,000
BOARDWALK
  PIPELINE
  PARTNERS        UT LTD PARTNER          096627104     4,516         200,000  SH           SOLE       58,000   --      142,000
CVS CAREMARK
  CORPORATION     COM                     126650100     1,912          60,000  SH           SOLE       18,000   --       42,000
CAPITALSOURCE
  INC             DBCV 4.00% 7/15/2034    14055XAE2     4,673       6,000,000  PRN          SOLE    1,740,000   --    4,260,000
CENTRAL
  EUROPEAN DIST
  CORP            NOTE 3.00% 3/15/2013    153435AA0     7,766      11,400,000  PRN          SOLE    3,080,000   --    8,320,000
COMPTON PETE
  CORP            COM                     204940100     1,074         919,000  SH           SOLE           --   --      919,000
COPANO ENERGY
  L L C           COM UNITS               217202100     4,815         300,000  SH           SOLE       92,000   --      208,000
DIODES INC        NOTE 2.25% 10/1/2026    254543AA9     6,940       8,000,000  PRN          SOLE    2,150,000   --    5,850,000
ENERGY
  TRANSFER
  PRTNRS L P      UNIT LTD PARTN          29273R109     4,049         100,000  SH           SOLE       28,000   --       72,000
EQUINIX INC       NOTE 2.50% 4/15/2012    29444UAF3     8,950      10,000,000  PRN          SOLE    2,150,000   --    7,850,000
EQUINIX INC       COM NEW                 29444U502     3,637          50,000  SH           SOLE       17,000   --       33,000
FERRELLGAS
  PARTNERS L.P.   UNIT LTD PART           315293100       244          15,000  SH           SOLE           --   --       15,000
FERRO CORP        NOTE 6.50% 8/15/2013    315405AL4     3,788       7,500,000  PRN          SOLE    2,170,000   --    5,330,000
FLAMEL
  TECHNOLOGIES
  SA              SPONSORED ADR           338488109     3,045         435,000  SH           SOLE       76,000   --      359,000
GENESIS ENERGY
  L P             UNIT LTD PARTN          371927104     2,544         200,000  SH           SOLE       33,000   --      167,000
GOLDCORP INC
  NEW             COM                     380956409     1,043          30,000  SH           SOLE           --   --       30,000
ICONIX BRAND
  GROUP INC       NOTE 1.875% 6/30/2012   451055AB3    11,131      13,000,000  PRN          SOLE    3,240,000   --    9,760,000
INERGY L P        UNIT LTD PTNR           456615103     8,396         329,400  SH           SOLE       88,000   --      241,400
KINDER MORGAN
  MANAGEMENT
  LLC             SHS                     49455U100       950          21,023  SH           SOLE        8,407   --       12,616
KROGER CO         COM                     501044101     1,544          70,000  SH           SOLE       20,000   --       50,000
LEVEL 3
  COMMUNICATIONS
  INC             NOTE 5.25% 12/15/2011   52729NBF6     6,928       8,500,000  PRN          SOLE    2,380,000   --    6,120,000
MDC PARTNERS
  INC             CL A SUB VTG            552697104     2,110         383,000  SH           SOLE           --   --      383,000
MAGELLAN
  MIDSTREAM
  HLDGS LP        COM LP INTS             55907R108     8,416         400,000  SH           SOLE      115,000   --      285,000
NII HLDGS INC     NOTE 2.75% 8/15/2015    62913FAF9       916         980,000  PRN          SOLE      980,000   --           --
NII HLDGS INC     NOTE 3.125% 6/15/2012   62913FAJ1    16,144      21,000,000  PRN          SOLE    6,010,000   --   14,990,000
NUSTAR GP
  HOLDINGS LLC    UNIT RESTG LLC          67059L102     6,381         276,000  SH           SOLE       79,000   --      197,000
RESOURCE CAP
  CORP            COM                     76120W302       445         139,000  SH           SOLE           --   --      139,000
SAVVIS INC        NOTE 3.00% 5/15/2012    805423AA8     8,737      11,630,000  PRN          SOLE    3,180,000   --    8,450,000
SAVVIS INC        COM NEW                 805423308     1,410         123,000  SH           SOLE       32,000   --       91,000
SIRIUS SATELLITE
  RADIO INC       NOTE 3.25% 10/15/2011   82966UAD5     3,175       5,000,000  PRN          SOLE    1,400,000   --    3,600,000
SWITCH & DATA
  FACILITIES COM  COM                     871043105     1,173         100,000  SH           SOLE       28,000   --       72,000
TESCO CORP        COM                     88157K101     8,273       1,042,000  SH           SOLE      204,000   --      838,000
3-D SYS CORP DEL  COM NEW                 88554D205     3,020         418,900  SH           SOLE           --   --      418,900
VERIFONE HLDGS
  INC             NOTE 1.375% 6/15/2012   92342YAB5     2,551       3,500,000  PRN          SOLE    1,010,000   --    2,490,000
VICOR CORP        COM                     925815102       650          90,000  SH           SOLE           --   --       90,000
VORNADO RLTY
  L P             DBCV 3.625% 11/15/2026  929043AE7       181         200,000  PRN          SOLE           --   --      200,000
WEINGARTEN
  RLTY INVS       NOTE 3.950% 8/1/2026    948741AF0     1,900       2,000,000  PRN          SOLE      580,000   --    1,420,000
WESCO INTL INC    NOTE 1.75% 11/15/2026   95082PAG0     8,536      10,300,000  PRN          SOLE    2,690,000   --    7,610,000
WILLIAMS
  PARTNERS L P    COM UNIT L P            96950F104       903          50,000  SH           SOLE       14,000   --       36,000
WORLD ACCEP
  CORPORATION     NOTE 3.00% 10/1/2011    981417AB4     3,425       5,000,000  PRN          SOLE    1,420,000   --    3,580,000
XEROX CORP        COM                     984121103     1,944         300,000  SH           SOLE       79,000   --      221,000
                                                      216,654